Accrued And Other Liabilities (Accrued Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 26, 2013	Jun. 27, 2012
ACCRUED AND OTHER LIABILITIES [Abstract]
Payroll	$ 77,238	$ 87,414
Gift cards	91,893	86,332
Sales tax	18,613	18,785
Insurance	17,743	17,130
Property tax	14,119	14,257
Dividends	13,511	11,948
Other	35,327	38,018
Accrued liabilities	$ 268,444	$ 273,884